Summary of Significant Accounting Policies - Schedule of Property and Equipment, Net (Details)	Dec. 31, 2025
Leasehold improvement [Member] | Minimum [Member]
Schedule of Property and Equipment, Net [Line Items]
Estimated useful lives	3 years
Leasehold improvement [Member] | Maximum [Member]
Schedule of Property and Equipment, Net [Line Items]
Estimated useful lives	5 years
Vehicle [Member]
Schedule of Property and Equipment, Net [Line Items]
Estimated useful lives	4 years
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Estimated useful lives	5 years
Electronic equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Estimated useful lives	3 years